Annual Total Returns[BarChart] - Victory Special Value Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(10.63%)	10.17%	30.69%	6.59%	(3.54%)	3.84%	26.15%	(13.32%)	28.08%	13.23%